Share-Based Compensation - Additional Information (Detail) - USD ($)					12 Months Ended
	Mar. 29, 2016	Mar. 17, 2015	Oct. 14, 2014	Apr. 14, 2014	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded					72,620	16,854
Weighted average grant value per share					$ 15.80	$ 17.80
Share vested, total fair value					$ 1,893,223
Restricted stock unit, vesting in period					118,971	67,646
Weighted average grant value per share, vested					$ 11.10	$ 11.81
Share-based compensation costs					$ 636,324	$ 806,730
Vesting period					5 years
Expected term (in years)				6 years 6 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		4 years	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 6 months	6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized					$ 690,514	$ 179,440
Total compensation cost not yet recognized period for recognition					1 year 7 months 2 days	3 months 15 days
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant					3,000,000
Vesting term					Shares under the 2013 Plan non-employeedirectors with a weighted average value of $15.80 per share. These shares vest on the first anniversary of the grant date.
Shares awarded						17,348
Weighted average grant value per share						$ 24.06
Share vested, total fair value						$ 320,161
Total compensation cost not yet recognized					$ 673,022	$ 1,652,126
2013 Long Term Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized period for recognition					8 months 12 days	1 year 8 months 12 days
2013 Long Term Incentive Plan [Member] | General and Administrative Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs					$ 937,647	$ 835,893
2008 Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded						50,298
Weighted average grant value per share						$ 7.59
Share vested, total fair value						$ 856,575
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Share-based Compensation, expiration period					10 years
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		158,885
Weighted average value, per share	$ 15.80	$ 7.90
Granted, Number of shares	19,872
Options at a strike price		$ 17.80
Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		16,854
Weighted average value, per share		$ 17.80
Vesting term					Shares vest on the first anniversary of the grant date.
Chief Executive Officer [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average value, per share	$ 15.80
Granted, Number of shares	29,966
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average value, per share	$ 15.80
Granted, Number of shares	22,782